3. Loans, Allowance for Loan Losses and Credit Quality (Details 3) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan losses, Beginning balance				$ 5,278,445				$ 5,011,878	$ 5,278,445	$ 5,011,878
Charge-offs									(582,141)	(308,562)
Recoveries									91,795	75,129
Provision (credit)	$ 200,000	$ 150,000	$ 150,000	150,000	$ 100,000	$ 150,000	$ 150,000	100,000	650,000	500,000
Allowance for loan losses, Ending balance	5,438,099				5,278,445				5,438,099	5,278,445
Allowance for loan losses evaluated for impairment, Individually											$ 220,673	$ 207,400
Allowance for loan losses evaluated for impairment, Collectively											5,217,426	5,071,045
Allowance for loan losses	5,438,099			5,278,445	5,278,445			5,011,878	5,438,099	5,278,445	5,438,099	5,278,445
Loans evaluated for impairment, Individually											5,781,288	1,906,742
Loans evaluated for impairment, Collectively											497,083,363	485,342,484
Total Loans											502,864,651	487,249,226
Commercial and industrial
Allowance for loan losses, Beginning balance				726,848				712,902	726,848	712,902
Charge-offs									(20,000)	(12,194)
Recoveries									27,051	24,954
Provision (credit)									(58,212)	26,923
Allowance for loan losses, Ending balance	675,687				726,848				675,687	726,848
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											675,687	726,848
Allowance for loan losses	675,687			726,848	726,848			712,902	675,687	712,902	675,687	726,848
Loans evaluated for impairment, Individually											98,806	48,385
Loans evaluated for impairment, Collectively											77,011,941	68,682,188
Total Loans											77,110,747	68,730,573
Commercial Real Estate
Allowance for loan losses, Beginning balance				2,496,085				2,152,678	2,496,085	2,152,678
Charge-offs									(160,207)	0
Recoveries									230	0
Provision (credit)									337,921	343,407
Allowance for loan losses, Ending balance	2,674,029				2,496,085				2,674,029	2,496,085
Allowance for loan losses evaluated for impairment, Individually											69,015	86,400
Allowance for loan losses evaluated for impairment, Collectively											2,605,014	2,409,685
Allowance for loan losses	2,674,029			2,496,085	2,496,085			2,152,678	2,674,029	2,152,678	2,674,029	2,496,085
Loans evaluated for impairment, Individually											1,306,057	687,495
Loans evaluated for impairment, Collectively											205,738,170	201,040,785
Total Loans											207,044,227	201,728,280
Residential Real Estate 1st Lien
Allowance for loan losses, Beginning balance				1,369,757				1,368,028	1,369,757	1,368,028
Charge-offs									(159,533)	(244,149)
Recoveries									26,826	23,712
Provision (credit)									223,497	222,166
Allowance for loan losses, Ending balance	1,460,547				1,369,757				1,460,547	1,369,757
Allowance for loan losses evaluated for impairment, Individually											125,305	6,200
Allowance for loan losses evaluated for impairment, Collectively											1,335,242	1,363,557
Allowance for loan losses	1,460,547			1,369,757	1,369,757			1,368,028	1,460,547	1,368,028	1,460,547	1,369,757
Loans evaluated for impairment, Individually											4,075,666	946,809
Loans evaluated for impairment, Collectively											164,108,469	165,745,153
Total Loans											168,184,135	166,691,962
Residential Real Estate Jr Lien
Allowance for loan losses, Beginning balance				371,176				422,822	371,176	422,822
Charge-offs									(118,359)	0
Recoveries									465	240
Provision (credit)									63,700	(51,886)
Allowance for loan losses, Ending balance	316,982				371,176				316,982	371,176
Allowance for loan losses evaluated for impairment, Individually											26,353	114,800
Allowance for loan losses evaluated for impairment, Collectively											290,629	256,376
Allowance for loan losses	316,982			371,176	371,176			422,822	316,982	422,822	316,982	371,176
Loans evaluated for impairment, Individually											300,759	224,053
Loans evaluated for impairment, Collectively											44,956,103	42,703,282
Total Loans											45,256,862	42,927,335
Consumer
Allowance for loan losses, Beginning balance				83,973				75,689	83,973	75,689
Charge-offs									(124,042)	(52,219)
Recoveries									37,223	26,223
Provision (credit)									46,149	8,543
Allowance for loan losses, Ending balance	43,303				83,973				43,303	83,973
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											43,303	83,973
Allowance for loan losses	43,303			83,973	83,973			75,689	43,303	75,689	43,303	83,973
Loans evaluated for impairment, Individually											0	0
Loans evaluated for impairment, Collectively											5,268,680	7,171,076
Total Loans											5,268,680	7,171,076
Unallocated
Allowance for loan losses, Beginning balance				230,606				279,759	230,606	279,759
Charge-offs									0	0
Recoveries									0	0
Provision (credit)									36,945	(49,153)
Allowance for loan losses, Ending balance	267,551				230,606				267,551	230,606
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											267,551	230,606
Allowance for loan losses	$ 267,551			$ 230,606	$ 230,606			$ 279,759	$ 267,551	$ 279,759	$ 267,551	$ 230,606